NET FINANCE COSTS (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Disclosure of detailed information of finance cost

	Note	March 31 2024	March 31 2023
Interest expense		$65,210	$60,663
Interest on lease liabilities	8	5,473	4,016
Interest income		(1,979)	(1,961)
		$68,704	$62,718